Segment information (Tables)	12 Months Ended
Dec. 31, 2021
Segment information
Schedule of results of each reportable segment

	Prevention	Diagnostics	Unallocated	Total
	$	$	$	$
2021
Revenue	16,571,535	259,281,218	—	275,852,753
Gross profit .	7,546,593	100,125,889	(1,541,271)	106,131,211
2020
Revenue	14,264,972	50,914,543	—	65,179,515
Gross profit	6,332,833	20,983,200	(971,214)	26,344,819
2019
Revenue	9,233,089	—	—	9,233,089
Gross profit	3,545,335	—	(830,041)	2,715,294

Schedule of revenue and non-current assets by regions

(i)Revenue

Revenue by regions were as follows:

	Year ended December 31,
	2021	2020	2019
	$	$	$
Hong Kong	124,926,420	35,411,518	4,155,830
United Kingdom	150,926,333	29,767,997	5,077,259
Total revenue	275,852,753	65,179,515	9,233,089

(ii)Non-current assets

Non-current assets (excluding interest in a joint venture and deferred tax assets) by regions were as follows:

	December 31,
	2021	2020	2019
	$	$	$
Hong Kong	10,993,322	3,419,570	2,219,826
United Kingdom	30,334,739	29,510,377	10,115,781
Rest of the world	207,026	45,460	60,718
Total non-current assets	41,535,087	32,975,407	12,396,325